Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000000867 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000867 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000867 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000867 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000867 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000867 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000867 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000867 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000867 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000867 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000867 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000867 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000867 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000867 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000867 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000000867 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000867 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000867 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000867 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000867 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000867 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000867 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000867 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000000867 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000869 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000869 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000869 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000869 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000869 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000869 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000869 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000869 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000869 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000869 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000869 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000869 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000869 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000869 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000869 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000000869 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000869 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000869 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000869 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000869 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000869 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000869 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000869 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000000869 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000870 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000870 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000870 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000870 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000870 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000870 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000870 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000870 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000870 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000870 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000870 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000870 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000870 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000870 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000870 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000000870 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000870 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000870 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000870 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000870 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000870 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000870 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000870 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000000870 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000872 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000872 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000872 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000000872 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000872 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000872 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000000872 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000872 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000000872 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000872 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000872 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000872 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000872 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000000872 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000872 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000000872 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000000872 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000000872 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000000872 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000872 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000872 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000872 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000872 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000000872 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000174004 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000174004 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000174004 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000174004 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000174004 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000174004 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000174004 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000174004 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000174004 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174004 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000174004 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000174004 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174004 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000174004 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000174004 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000174004 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000174004 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000174004 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000174004 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000174004 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000174004 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000174004 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000174004 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000174004 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000001397 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000001397 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000001397 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000001397 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000001397 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001397 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000001397 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001397 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000001397 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001397 [Member] | Consumer cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001397 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000001397 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001397 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000001397 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000001397 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.50%
C000001397 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000001397 [Member] | corporate Bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000001397 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000001397 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000001397 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001397 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000001397 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000001397 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000001397 [Member] | Mortgage securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%

[1]	Amount represents less than .01%.
[2]	Amount represents less than .01%.
[3]	Amount represents less than .01%.
[4]	Amount represents less than .01%.
[5]	Amount represents less than .01%.
[6]	Amount represents less than .01%.